Allowance for Off-Balance Sheet Positions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Individually assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	€ 162	€ 144
Provision for off-balance sheet positions	(23)	24
Usage	0	0
Other changes	(18)	(5)
Allowance off-balance sheet, end of year	122	162
Collectively assessed [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	183	168
Provision for off-balance sheet positions	(4)	12
Usage	0	0
Other changes	(16)	3
Allowance off-balance sheet, end of year	163	183
Total [Member]
Allowance for Off-Balance Sheet Positions [Line Items]
Allowance off-balance sheet, beginning of year	346	312
Provision for off-balance sheet positions	(27)	36
Usage	0	0
Other changes	(34)	(2)
Allowance off-balance sheet, end of year	€ 285	€ 346